Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (3,117,127)	$ (1,425,277)
Contingent consideration	(1,299,000)
Depreciation	580	2,714
Unit-based compensation expense	2,146,792	602,498
Finance lease amortization	36,463
Changes in operating assets and liabilities
Prepaid expenses	(1,457,643)	(1,433)
Accounts payable	51,810	91,493
Accrued liabilities	792,085	(45,898)
Net cash used in operating activities	(2,846,040)	(775,903)
Investing activities
Purchases of property, equipment and improvements
Net cash used in investing activities
Financing activities
PIPE proceeds	32,000,000
Cash received from Trust	19,031,516
Transaction expenses	(10,043,793)
BCF Holdings capital repayment	(3,750,000)
Repayments of notes payable – insurance premium financing	(3,719)	(3,069)
Repayments of the principal portion of finance lease liabilities	(12,508)
Deferred financing costs	(22,570)
Capital Contribution		1,250,000
Net cash provided by financing activities	37,198,926	1,246,931
Net change in cash and restricted cash	34,352,886	471,028
Cash, beginning of year	463,475	87,638	$ 87,638
CENAQ operating cash balance acquired	91,454
Cash and restricted cash, end of year	34,907,815	558,666	463,475	$ 87,638
Supplemental cash flows
Income tax payable (non-cash)	312,446
Non-cash impact of debt issuance through the business combination	409,279
Previously Reported
Cash flows from operating activities:
Net loss			(3,698,144)	(474,585)
Interest earned on marketable securities held in Trust Account			(2,455,873)	(4,680)
Unrealized loss on fair value changes of over-allotment option liability				22,500
Deferred tax provision			119,186
Changes in operating assets and liabilities
Prepaid expenses			216,477	(223,144)
Accounts payable			4,276,024	151,626
Interest payable			7,363
Income taxes payable			312,446
Net cash used in operating activities			(1,222,521)	(528,283)
Investing activities
Principal deposited in Trust Account			(1,725,000)	(174,225,000)
Cash withdrawn from Trust Account to pay franchise and income taxes			619,968
Net cash used in investing activities			(1,105,032)	(174,225,000)
Financing activities
Proceeds from Initial Public Offering, net of underwriters’ fees				169,050,000
Proceeds from private placement				6,675,000
Proceeds from issuance of promissory note to related party				225,000
Repayment of promissory note to related party				(329,317)
Proceeds from note payable-related party			1,950,000
Payment of deferred offering costs				(373,002)
Net cash provided by financing activities			1,950,000	175,247,681
Net change in cash and restricted cash			(377,553)	494,398
Cash, beginning of year	$ 127,965	$ 505,518	505,518	11,120
Cash and restricted cash, end of year			127,965	505,518
Supplemental disclosure of noncash investing and financing activities:
Deferred financing costs included in accounts payable and accrued expenses			511,760
Deferred underwriting commissions charged to additional paid in capital			(1,725,000)	6,037,500
Remeasurement adjustment of Class A common stock subject to possible redemption			3,353,871	30,972,951
Reclassification of over-allotment option from liability to equity				$ 180,000